Goodwill and Intangible Assets (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Intangible assets
Cost	$ 29,952,000	$ 24,391,000
Accumulated Amortization	(16,941,000)	(13,545,000)
Net	13,011,000	10,846,000
Amortization expenses related to intangible assets	3,364,000	604,000	144,000
Year Ended December 31
2015	3,528,000
2016	2,850,000
2017	1,798,000
2018	1,775,000
2019 and thereafter	2,496,000
Total expected amortization expense	12,447,000
Indefinite lived intangible assets	600,000
Minimum
Intangible assets
Estimated useful lives of intangible assets	2 years
Maximum
Intangible assets
Estimated useful lives of intangible assets	10 years
Other
Intangible assets
Cost	7,899,000	6,997,000
Accumulated Amortization	(2,142,000)	(592,000)
Net	5,757,000	6,405,000
Technology
Intangible assets
Cost	15,698,000	15,533,000
Accumulated Amortization	(12,096,000)	(11,109,000)
Net	3,602,000	4,424,000
Technology | Minimum
Intangible assets
Estimated useful lives of intangible assets	2 years
Technology | Maximum
Intangible assets
Estimated useful lives of intangible assets	10 years
Software
Intangible assets
Cost	1,861,000	1,861,000
Accumulated Amortization	(1,861,000)	(1,844,000)
Net		17,000
Software | Minimum
Intangible assets
Estimated useful lives of intangible assets	2 years
Software | Maximum
Intangible assets
Estimated useful lives of intangible assets	10 years
Exclusive content distribution right
Intangible assets
Cost	2,806,000
Accumulated Amortization	(743,000)
Net	2,063,000
Exclusive content distribution right | Minimum
Intangible assets
Estimated useful lives of intangible assets	2 years
Exclusive content distribution right | Maximum
Intangible assets
Estimated useful lives of intangible assets	10 years
Games
Intangible assets
Cost	1,688,000
Accumulated Amortization	(99,000)
Net	$ 1,589,000
Games | Minimum
Intangible assets
Estimated useful lives of intangible assets	2 years
Games | Maximum
Intangible assets
Estimated useful lives of intangible assets	10 years